Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated all events that occurred subsequent to December 31, 2020 through the date on which these consolidated financial statements were issued to determine whether any of these events required disclosure in the financial statements.

Real Estate Investment Activity

The Company acquired eight properties for a total purchase price, including transaction costs, of $17.4 million. Additionally, on February 8, 2021, the Company invested $1.3 million in a development project in Yuma, Arizona. The Company’s total investment is expected to be $4.4 million with the sole tenant in the property commencing lease payments in 2022.
OP Unit Conversions to Common Stock

There were 182,418 OP Units that converted into shares of common stock on a one-for-one basis subsequent to December 31, 2020.

Common Stock Dividend

On March 3, 2021, the Company's Board of Directors declared a cash dividend of $0.20 per share for the first quarter of 2021. The dividend will be paid on March 30, 2021 to stockholders of record on March 15, 2021.

Alignment of Interest Program

On March 3, 2021, pursuant to the Omnibus Incentive Plan, the Compensation Committee of the Company’s Board of Directors adopted the Alignment of Interest Program (the “Program”). The Program allows individuals who are eligible to receive awards under the Omnibus Incentive Plan, as selected by the Committee from time to time, to elect to receive restricted stock units (“RSUs”) under the Omnibus Plan in lieu of a specified percentage of cash compensation. For 2020, eligible participants elected to receive an aggregate of $0.7 million in the form of RSUs in lieu of cash compensation. The number of RSUs will be determined on March 8, 2021, the second business day following the release of the Company’s fourth quarter earnings. Awarded RSUs will vest over three years, in substantially equal annual installments, generally subject to continued provision of services.

2021 Restricted Stock Unit Grants

On March 3, 2021, pursuant to the Omnibus Incentive Plan, the Company made performance and service-based restricted stock unit grants to certain employees. The Company issued an aggregate of $4.0 million of RSUs of which 60% will be earned over a service period of three years and be based on the Company’s total shareholder return (“TSR”) as compared to the TSR of 33 peer companies and total absolute TSR over the cumulative three year period. The remaining 40% of the award will vest over a period of three years from the date of grant, subject to the individual recipient’s continued provision of service to the Company through the vesting date. The number of RSUs will be determined on March 8, 2021, the second business day following the release of the Company’s fourth quarter earnings.